TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current [Abstract]
Trade payables	$ 6,004,071	$ 1,309,067
Accruals	1,307,087	259,325
Other payables	178,239	749,438
Total trade and other payables	$ 7,489,397	$ 2,317,830